Selling, General and Administration Expenses (Tables)	6 Months Ended
Dec. 31, 2022
Selling, General and Administrative Expense [Abstract]
Schedule of selling general and administration expense

	Six months to December 31, 2022 $’000	Six months to December 31, 2021 $’000
Equity settled share-based employees benefits expense	(5,435)	(12,019)
Cash settled share-based compensation expense	—	(16,893)
Wages, salaries and employee benefits	(13,146)	(10,400)
Depreciation	(658)	(669)
IT and communications	(3,285)	(2,788)
Occupancy	(1,721)	(1,599)
Sales and marketing	(429)	(201)
Insurance	(3,326)	(303)
Professional fees	(6,731)	(1,583)
Expected credit losses on trade receivables	(459)	133
Bad debt expenses	—	(2)
Travel, meals, and accommodation expenses	(913)	(242)
Other administration expenses	(334)	(227)
Other operating expenses	—	(58)

Total selling, general and administration expense	(36,437)	(46,851)